Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

17. Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. For the years ended March 31, 2025, 2024 and 2023, revenue and assets within Hong Kong contributed over 90% of the Company’s total revenue and assets. Therefore, no geographical segments are presented. The single segment represents the Company’s core business of providing foundation works and other foundation related ancillary works to its customers in Hong Kong.